UNITED STATES SECURITIES AND EXCHANGE COMMISSION	OMB APPROVAL
OMB Number: 3235-0578
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21374

Registrant Name: PIMCO FLOATING RATE INCOME FUND

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas, New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 7/31

Date of Reporting Period: 10/31

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO FLOATING RATE INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2004

(unaudited)

Principal
Amount
(000)		Value*
	SENIOR LOANS (a) (c) (g) - 54.6%
	Apparel & Textiles-1.4%
$2,776	Arteva DBA Kosa, 4.75%, 4/30/11, Term B	$2,830,265
1,224	Kosa Canada Co., 4.75%, 4/30/11, Term B2	1,244,176
4,000	Simmons & Co., 5.125%, 6/19/12, Term C	4,071,668
		8,146,109
	Automotive Products-3.5%
255	Hayes Lemmerz International Inc., 4.91%, 6/3/09, Term B	258,826
851	Hayes Lemmerz International Inc., 4.96%, 6/3/09, Term B	862,383
440	Hayes Lemmerz International Inc., 5.12%, 6/3/09, Term B	446,252
881	Hayes Lemmerz International Inc., 5.33%, 6/3/09, Term B	892,505
34	Hayes Lemmerz International Inc., 5.42%, 6/3/09, Term B	34,585
1,321	Hayes Lemmerz International Inc., 5.92%, 6/3/09, Term B	1,338,757
667	Pacificare Systems Inc., 3.75%, 6/3/08, Term B	677,083
667	Pacificare Systems Inc., 4.31%, 6/3/08, Term B	672,778
642	Pacificare Systems Inc., 4.3625%, 6/3/08, Term B	647,549
2,000	Plastech Engineered Products Inc., 6.26%, 2/15/10, Term C	2,012,500
1,397	Tenneco Automotive Inc., 4.84%, 12/30/10, Term B1	1,423,319
3,080	Tenneco Automotive Inc., 4.88%, 12/30/10, Term B	3,137,926
3,980	TRW Automotive Inc., 4.125%, 2/28/11, Term D1	4,046,749
4,256	Volkswagon ADR, 4.58%, 4/7/11, Term B	4,330,785
		20,781,997
	Chemicals-4.6%
2,500	Brenntag AG, 4.73%, 2/28/12, Term B2	2,543,750
1,380	Celanese AG, 4.48%, 6/8/11, Term B	1,405,499
620	Celanese AG, 4.53%, 6/8/11, Term B	632,001
1,149	Cognis BV, 4.593%, 3/1/12, Term B	1,154,358
1,992	Cognis BV, 5.0933%, 3/31/13, Term C	2,005,855
1,343	Georgia Gulf Corp., 4.00%, 5/12/10, Term D	1,363,071
115	Hercules Inc., 3.725, 10/8/10, Term B	116,006
1,875	Hercules Inc., 3.96625%, 10/8/10, Term B	1,891,406
1,734	Huntsman ICI Chemicals LLC, 5.1875%, 12/30/10, Term B	1,765,145
3,423	Kraton Polymers Group, 4.375%, 12/2/09	3,454,718
56	Kraton Polymers Group, 4.50%, 12/2/09	56,065
323	Kraton Polymers Group, 4.625%, 12/2/09	326,441
1,867	Nalco Co., 4.42%, 11/1/10, Term B	1,902,336
2,710	Nalco Co., 4.43%, 11/1/10, Term B	2,761,104
6,000	Rockwood 4.63%, 6/15/12, Term B	6,067,968
		27,445,723
	Computer Software-0.2%
998	UGS plm Solutions Inc., 4.21%, 5/26/11, Term B	1,013,709

	Consumer Products-1.1%
1,268	Rayovac Corp., 4.21125%, 10/1/09, Term B	1,289,033
1,078	Rayovac Corp., 4.44%, 10/1/09, Term B	1,095,236
911	Rayovac Corp., 4.56%, 10/1/09, Term B	925,396
1,500	Revlon Inc., 7.86%, 7/31/10	1,524,141
750	Revlon Inc., 8.03%, 7/31/10	762,071
750	Revlon Inc., 8.24%, 7/31/10	762,070
		6,357,947
	Containers-4.9%
5,070	Graham Packaging Co., 4.375%, 9/15/11, Term B	5,147,467
1,500	Graham Packaging Co., 6.125%, 3/15/12, Term B	1,537,188
398	Graphic Packaging International Corp., 4.34%, 8/8/10, Term C	405,632
3,562	Graphic Packaging International Corp., 4.51%, 8/8/10, Term B	3,629,608
1,500	Intertape Polymer Group, Inc. 4.1381%, 7/30/11, Term B	1,527,187
967	Owens-Illinois Inc., 4.64%, 4/1/08	984,390
500	Owens-Illinois Inc., 6.50%, 4/1/08	508,854
1,205	Solo Cup Co., 4.086%, 2/27/11, Term B	1,219,726
779	Solo Cup Co., 4.21%, 2/27/11, Term B	788,241
742	Smurfit Stone, 1.91625%, 11/1/09, Term B	755,528
7,758	Smurfit Stone, 4.0625%, 11/1/10, Term B	7,895,883
4,155	Smurfit Stone, 6.148%, 6/30/09, Term B	4,183,354
546	Stone Container Corp., 6.175%, 7/26/09, Term B	549,927
		29,132,984
	Diversified Manufacturing-0.7%
3,654	Invensys plc, 4.611%, 9/30/09, Term B1	3,706,370
300	Invensys plc, 5.477%, 9/30/09, Term B1	304,788
		4,011,158

	Energy-2.4%
1,980	Calpine Corp., 7.84%, 8/13/09	2,130,480
2,494	Dynegy Holdings, Inc., 5.84%, 5/10/10	2,549,081
3,918	Headwaters Inc., 5.33%, 4/30/11, Term B	3,965,310
173	Headwaters Inc., 7.00%, 4/30/11, Term B	174,742
67	Headwaters Inc., 7.58%, 4/30/11, Term B	66,667
333	Headwaters Inc., 9.25%, 9/1/12, Term B	341,458
1,760	NRG Energy Inc., 1.87%, 12/23/10 (j)	1,817,167
3,106	NRG Energy Inc., 5.93%, 5/8/10	3,207,490
		14,252,395
	Entertainment-1.0%
714	Loews Cineplex Entertainment, 3.94%, 7/8/11	724,107
786	Loews Cineplex Entertainment, 4.09%, 7/8/11	796,518
1,125	Warner Music Group Inc., 4.025%, 2/27/11, Term B	1,142,377
2,239	Warner Music Group Inc., 4.31875%, 2/27/11, Term B	2,273,330
1,114	Warner Music Group Inc., 4.53125%, 2/27/11, Term B	1,130,953
		6,067,285

PIMCO FLOATING RATE INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2004

(unaudited)(continued)

Principal
Amount
(000)		Value*

	SENIOR LOANS (continued)
	Financial Services-1.9%
$1,000	Atlantic Broadcast, 5.05%, 7/30/11, Term B	$1,016,250
1,500	BCP Caylox Holding, 6.23%, 6/8/11, Term C	1,527,499
3,277	Nextel Finance Corp., 4.1875%, 12/15/10, Term E	3,290,616
2,500	Nextel Finance Corp., 4.3125, 3/15/11, Term C	2,542,448
3,000	Refco Group Ltd., 4.561%, 7/30/11, Term B	3,008,751
		11,385,564
	Food & Beverage-1.0%
2,143	Constellation Brands, Inc., 4.48%, 9/18/11 Term B	2,164,286
2,342	Constellation Brands, Inc., 4.725%, 9/18/11 Term B	2,365,564
1,501	Merisant Co., 4.88%, 12/17/09 Term B	1,509,293
		6,039,143
	Food Services-1.1%
2,449	Del Monte Foods Co., 4.38%, 12/20/10, Term B	2,495,312
4,000	Michaels Foods, Inc., 5.21375% 1/30/11, Term C	4,116,252
		6,611,564
	Funeral Services-0.1%
3	Alderwoods Group Inc., 4.35%, 9/17/08, Term B	2,632
408	Alderwoods Group Inc., 4.48%, 9/17/08, Term B	415,124
144	Alderwoods Group Inc., 4.69%, 9/17/08, Term B	146,677
204	Alderwoods Group Inc., 4.81%, 8/17/08, Term B	207,562
		771,995
	Health & Hospitals-2.7%
440	Apria Healthcare Group Inc., 3.60%, 7/20/07, Term B	443,544
1,053	Apria Healthcare Group Inc., 3.90%, 7/20/07, Term B	1,062,288
4,000	Ardent Health Inc., 6.00%, Term B	4,003,752
69	Beverly Enterprises Inc., 4.09%, 10/30/08, Term B	69,980
1,393	Beverly Enterprises Inc., 4.43%, 10/30/08, Term B	1,414,642
519	Beverly Enterprises Inc., 4.73%, 10/30/08, Term B	526,728
1,853	Davita, Inc., 3.61%, 6/23/09, Term B1	1,878,331
1,103	Davita, Inc., 3.74%, 6/23/09, Term B1	1,118,254
1,853	Davita, Inc., 3.975%, 6/23/09, Term B1	1,878,331
654	Davita, Inc., 3.98%, 6/23/09, Term B1	662,669
1,103	Davita, Inc., 4.07%, 4/30/09, Term B1	1,118,254
1,830	Davita, Inc., 4.17%, 6/23/09, Term B1	1,855,093
		16,031,866
	Hotels/Gaming-0.3%
1,000	Argosy Gaming Co., 3.82%, 6/30/11, Term B	1,008,750
864	Las Vegas Sands Inc., 4.29%, 8/15/11, Term B	879,650
		1,888,400
	Household Products-0.7%
1,000	Springer S.A., 4.7261%, 9/16/11, Term B2	1,003,833
2,800	Springer S.A., 4.7261%, 9/16/12, Term C2	2,785,130
		3,788,963
	Leasing-0.3%
333	United Rentals, Inc., 1.36125%, 2/15/11, Term B	336,103
328	United Rentals, Inc., 4.03%, 2/15/11, Term B	332,629
1,326	United Rentals, Inc., 4.21%, 2/15/11, Term B	1,343,135
		2,011,867
	Machinery-0.6%
1,892	Agco Corp., 3.9525%, 6/15/09, Term B	1,922,406
410	Agco Corp., 3.975%, 6/15/09, Term B	416,662
215	Flowserve Corp., 4.063%, 6/30/09, Term C	218,394
782	Flowserve Corp., 4.625%, 6/30/09, Term C	794,953
423	Flowserve Corp., 4.75%, 6/30/09, Term C	430,116
		3,782,531
	Manufacturing-0.8%
2,733	Roper Industries, Inc., 4.01%, 12/26/08, Term B	2,742,077
1,117	Roper Industries, Inc., 4.12%, 12/26/08, Term B	1,121,160
1,103	SPX Corp., 3.9375%, 9/30/09, Term B	1,115,720
		4,978,957
	Measuring Instruments-0.7%
4,000	Dresser Inc., 5.19%, 8/18/10	4,042,500

	Multi-Media-4.9%
3,200	Canwest Media Inc., 4.065%, 8/15/09, Term E	3,244,454
8,455	Charter Communications Holdings, LLC, 5.38%, 4/26/11, Term B	8,399,819
1,633	DirectTV Holdings LLC, 3.95%, 3/6/10, Term B	1,656,939
1,671	DirectTV Holdings LLC, 4.07%, 3/6/10, Term B	1,695,877
1,000	DirectTV Holdings LLC, 4.75%, 6/30/10, Term B	1,014,875
6,948	Insight Midwest Holdings LLC., 4.75%, 12/31/09, Term B	7,057,986
1,500	MediaCom Broadband LLC, 4.17%, 9/30/10, Term B	1,515,937
1,440	MediaCom Broadband LLC, 4.34%, 9/30/10, Term B	1,455,300
53	MediaCom Broadband LLC, 4.48%, 9/30/10, Term B	53,058
1,625	Primedia Inc., 4.75%, 3/4/09, Term B	1,573,687
1,500	Primedia Inc., 6.3125%, 11/10/09, Term C	1,477,500
		29,145,432

PIMCO FLOATING RATE INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2004

(unaudited)(continued)

Principal
Amount
(000)		Value*

	SENIOR LOANS (continued)
	Office Equipment-2.9%
$11,000	Office Max Inc., 10/29/11 Term B & C (k)	$11,152,469
6,000	Xerox Corp., 3.73%, 4/30/05, Term B	6,046,248
		17,198,717
	Paper Products-0.9%
1,250	Appleton Papers Inc., 3.98%, 6/9/10, Term D	1,265,938
1,244	Appleton Papers Inc., 4.33%, 6/11/10, Term D	1,259,608
206	Buckeye Technologies Inc., 3.61%, 11/4/10, Term B	208,872
350	Buckeye Technologies Inc., 4.08%, 11/4/10, Term B	355,083
350	Buckeye Technologies Inc., 4.21%, 11/4/10, Term B	355,083
113	Buckeye Technologies Inc., 4.34%, 11/4/10, Term B	114,880
1,029	Buckeye Technologies Inc., 4.45%, 11/4/10, Term B	1,044,361
509	Buckeye Technologies Inc., 4.48%, 11/4/10, Term B	516,958
		5,120,783
	Pipelines-0.9%
2,000	Foundation Coal Holdings Inc., 3.68%, 7/30/11, Term B	2,025,000
3,447	Kinetics Concepts 3.98%, 7/14/10, Term B	3,491,017
		5,516,017
	Printing/Publishing-0.8%
628	RH Donnelley Corp., 4.05%, 6/30/11, Term B	637,539
546	RH Donnelley Corp., 4.06%, 6/30/11, Term B	554,381
409	RH Donnelley Corp., 4.14%, 6/30/11, Term B	415,786
136	RH Donnelley Corp., 4.16%, 6/30/11, Term B	138,595
546	RH Donnelley Corp., 4.18%, 6/30/11, Term B	554,382
273	RH Donnelley Corp., 4.21%, 6/30/11, Term B	277,191
859	RH Donnelley Corp., 4.23%, 6/30/11, Term B	872,717
136	RH Donnelley Corp., 4.27%, 6/30/11, Term B	138,595
409	RH Donnelley Corp., 4.31%, 6/30/11, Term B	415,786
546	RH Donnelley Corp., 5.75%, 6/30/11, Term B	554,381
		4,559,353
	Recreation-0.3%
1,806	Six Flags Theme Parks Inc., 4.34%, 6/30/09, Term B	1,820,471

	Retail-0.3%
2,000	The Jean Coutu Group Inc., 4.125%, 7/30/11	2,033,296

	Special Purpose Entity-0.3%
1,950	Global Cash, 4.59%, 3/15/10, Term B	1,985,344

	Telecommunications-5.4%
167	Centennial Cellular Communications, 4.33813%, 1/20/11, Term B	168,869
147	Centennial Cellular Communications, 4.53125%, 1/20/11, Term B	148,604
3,667	Centennial Cellular Communications, 4.92%, 1/20/11, Term B	3,715,118
762	Cincinnati Bell Inc., 4.36% 11/30/08, Term D	770,000
12	Cincinnati Bell Inc., 4.47% 11/30/08, Term D	12,041
804	Cincinnati Bell Inc., 4.59% 11/30/08, Term D	812,306
1,927	Cincinnati Bell Inc., 4.59% 11/30/08, Term D	1,947,662
158	Dex Media East LLC, 3.73%, 9/9/09	159,385
351	Dex Media East LLC, 3.71%, 11/8/08, Term A	355,312
228	Dex Media East LLC, 3.76%, 11/8/08, Term A	230,884
286	Dex Media East LLC, 3.79%, 11/8/08, Term A	289,461
181	Dex Media East LLC, 3.86%, 11/8/08, Term A	284,250
198	Dex Media East LLC, 3.87%, 11/8/08, Term A	200,823
193	Dex Media East LLC, 3.91%, 11/8/08, Term A	195,352
1,393	Dex Media East LLC, 3.71%, 5/8/09, Term B	1,413,292
232	Dex Media East LLC, 3.76%, 5/8/09, Term B	235,651
266	Dex Media East LLC, 3.79%, 5/8/09, Term B	269,746
181	Dex Media East LLC, 3.86%, 5/8/09, Term B	183,205
141	Dex Media East LLC, 3.87%, 5/8/09, Term B	143,138
181	Dex Media East LLC, 3.91%, 5/8/09, Term B	183,307
203	Dex Media East LLC, 3.96%, 11/8/08, Term B	206,053
281	Dex Media East LLC, 3.96%, 9/9/09, Term B	284,301
92	Dex Media West LLC, 3.68%, 9/9/09, Term A	93,399
285	Dex Media West LLC, 3.79%, 9/9/09, Term A	289,017
163	Dex Media West LLC, 3.84%, 9/9/09, Term A	164,745
212	Dex Media West LLC, 3.86%, 9/9/09, Term A	214,817
94	Dex Media West LLC, 3.87%, 9/9/09, Term A	95,475
128	Dex Media West LLC, 3.91%, 9/9/09, Term A	129,720
466	Dex Media West LLC, 3.94%, 9/9/09, Term A	471,923
201	Dex Media West LLC, 3.96%, 9/9/09, Term A	203,398
200	Dex Media West LLC, 3.93%, 9/9/09, Term B	202,917
322	Dex Media West LLC, 3.98%, 9/9/10, Term B	327,257
507	Dex Media West LLC, 4.04%, 9/9/10, Term B	515,336
702	Dex Media West LLC, 4.09%, 9/9/10, Term B	712,818
467	Dex Media West LLC, 4.11%, 9/9/10, Term B	473,958
187	Dex Media West LLC, 4.12%, 9/9/10, Term B	189,959
181	Dex Media West LLC, 4.16%, 9/9/10, Term B	184,317
830	Dex Media West LLC, 4.19%, 9/9/10, Term B	842,593

PIMCO FLOATING RATE INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2004

(unaudited)(continued)

Principal
Amount
(000)		Value*
	SENIOR LOANS (continued)
	Telecommunications (continued)
$2	Dobson Cellular Systems, Inc., 4.92%, 3/15/10	$1,686
2	Dobson Cellular Systems, Inc., 4.93%, 3/15/10	2,045
213	Inmarsat Ventures PLC., 4.8286%, 10/10/10, Term B	213,735
2,288	Inmarsat Ventures PLC., 4.889%, 10/10/10, Term B	2,300,797
213	Inmarsat Ventures PLC., 5.3286%, 10/10/11, Term C	214,412
2,288	Inmarsat Ventures PLC., 5.389%, 10/10/11, Term C	2,308,087
4,500	Panamsat Corp., 4.41%, 8/20/09, Term A	4,507,501
513	Western Wireless Corp., 4.63%, 5/30/11, Term B	521,292
1,026	Western Wireless Corp., 4.63%, 5/30/11, Term B	1,042,583
2,564	Western Wireless Corp., 4.84%, 5/30/11, Term B	2,606,455
372	Western Wireless Corp., 4.96%, 5/30/11, Term B	378,262
513	Western Wireless Corp., 5.12%, 5/30/11, Term B	521,291
		31,938,554
	Tobacco-0.4%
2,231	Commonwealth Brands, Inc., 6.00%, 8/28/07	2,261,540

	Transportation-1.0%
5,473	Bombardier Inc., 4.46%, 12/17/10-12/18/10	5,564,848

	Utilities-3.9%
786	AES Corp, 4.25%, 7/29/08, Term B	798,973
785	AES Corp, 4.44%, 7/29/08, Term B	798,973
3,400	Allegheny Energy Inc., 3/8/11, Term B (k)	3,458,793
1,583	Allegheny Energy Inc., 4.18%, 3/8/11, Term B	1,593,725
417	Allegheny Energy Inc., 4.94%, 3/8/11, Term B	419,401
1,020	Allegheny Energy Inc., 5.64%, 6/8/11, Term C	1,026,057
150	Allegheny Energy Inc., 6.19%, 6/8/11, Term C	150,891
23	Allegheny Energy Inc., 6.22%, 6/8/11, Term C	22,643
154	Allegheny Energy Inc., 6.75%, 3/8/11, Term B	155,194
2,250	Edison Mission Energy Holdings International Inc., 7.00%, 11/19/06, Term B	2,260,548
1,000	Midwest Generation LLC, 5.09%, 4/27/11, Term B	1,016,354
980	Midwest Generation LLC, 5.2556%, 4/27/11, Term B	996,027
2,000	Midwest Generation LLC, 5.47%, 4/27/11, Term B	2,032,708
3,133	Reliant Resources Inc., 5.84%, 3/15/07	3,188,885
1,054	Reliant Resources Inc., 5.88%, 3/15/07	1,072,598
2,079	Reliant Resources Inc., 6.04%, 3/15/07	2,116,312
2,000	Tucson Electric Power, 1.875%, 3/30/09, Term B	2,017,500
		23,125,582
	Waste Disposal-1.9%
2,389	Allied Waste North America, 4.27%, 4/30/10, Term B	2,416,808
1,434	Allied Waste North America, 4.42%, 4/30/10, Term B	1,450,085
2,779	Allied Waste North America, 4.45%, 4/30/10, Term B	2,811,178
4,540	Allied Waste North America, 4.62%, 4/30/10, Term B	4,591,934
		11,270,005

	Wholesale-0.7%
2,511	Roundy’s Inc., 3.80%, 6/6/09, Term B1	2,539,176
1,649	Roundy’s Inc., 3.92%, 6/6/09, Term B1	1,667,679
		4,206,855

	Total Senior Loans (cost-$319,481,506)	324,289,454

		Credit Rating
	CORPORATE BONDS & NOTES-19.3%	(Moody’s/S&P)
	Airlines-0.3%
1,334	Delta Air Lines, Inc., pass thru certificates, 7.379%, 5/18/10	Ba1/BBB-	1,268,191
700	JetBlue Airways Corp., 6.13%, 3/15/08 (f)	Ba1/BB+	715,844
			1,984,035
	Automotive -0.3%
2,000	Dura Operating Corp., 8.625%, 4/15/12, Ser. B	B1/B	2,072,500

	Building & Construction-0.1%
500	North American Energy Partners 8.75%, 12/1/11	B2/B	486,250

	Chemicals-0.3%
1,500	Arco Chemical Co., 9.375%, 12/15/05	B1/B+	1,567,500

	Electronics-0.4%
2,500	PPL Capital Fund Trust I, 7.29%, 5/18/06	Ba1/BB+	2,635,362

	Energy-1.8%
1,234	Calpine Corp., 7.82%, 7/15/07 (e) (f)	NR/B	1,033,789
2,000	CMS Energy Corp., 7.75%, 8/1/10	B3/B+	2,200,000
2,500	Dynegy Holdings, Inc., 8.02%, 7/15/08 (a) (e) (f)	B3/B-	2,725,000
4,000	NRG Energy Inc., 8.00%, 12/15/13 (a) (e)	B2/B+	4,425,000
			10,383,789
	Financial Services-1.0%
3,000	Redwood Capital II Ltd., 4.3056%, 1/9/06 (a) (e) (f) (g)	Baa3/BBB-	3,029,400
3,000	Redwood Capital II Ltd., 5.8556%, 1/9/06 (a) (e) (f) (g)	Ba1/BB+	3,025,380
			6,054,780
	Forestry-0.4%
2,000	GP Canada Finance Co., 7.20%, 12/15/06 (a) (e)	Ba3/BB+	2,130,000

	Hotels/Gaming-1.4%
1,000	Boyd Gaming Corp., 7.75%, 12/15/12	B1/B+	1,107,500
3,000	La Qunita Corp., 7.40%, 9/15/05	Ba3/BB-	3,090,000
2,000	Mandalay Resort Group, 7.625%, 7/15/13	Ba3/BB-	2,165,000
2,000	Starwood Hotels Resorts, 7.375%, 5/1/07	Ba1/BB+	2,162,500
			8,525,000

	Insurance-0.6%
1,500	Parametric Re Ltd., 5.85%, 5/19/08 (a) (e) (f) (g)	Ba2/NR	1,569,465
2,000	Residential Reinsurance Ltd., 6.74%, 12/8/07 (a) (d) (e) (f) (g)	Ba2/BB+	1,905,000
			3,474,465

	Internet-0.5%
5,000	American Online Inc. zero coupon, 12/6/19	Baa2/BBB	3,212,500

	Manufacturing-0.2%
1,000	Superior Essex Inc., 9.00%, 4/15/12 (a) (e)	B3/B	1,020,000

	Multi-Media-2.4%
5,000	Cablevision Systems Corp., 6.66875%, 4/1/09 (a) (e) (f)	B3/B+	5,300,000
2,000	Cablevision Systems Corp., 8.00%, 4/1/09 (a) (e)	B3/B+	2,160,000
2,500	New Skies Satellites NV, 7.368%, 11/1/11 (a) (e) (f)	B3/B-	2,543,750
1,000	Primedia Inc., 7.08625%, 5/15/10 (a) (e) (f)	B3/B	1,042,500
3,000	Time Warner Telecommunications Inc., 5.71125%, 2/15/11 (f)	B1/B	2,970,000
			14,016,250

	Office Equipment-0.5%
3,000	Boise Cascade LLC, 5.005%, 10/15/12 (a) (e) (f)	B1/B+	3,082,500

	Paper-0.3%
2,000	Abitibi-Consolidated Inc., 5.25% 6/20/08	Ba3/BB	1,977,500

	Retail-0.3%
2,000	Toys Us Inc., 7.625%, 8/1/11	Ba2/BB	2,020,000

	Semiconductors-0.4%
2,000	Freescale Semiconductor Inc., 4.82%, 7/15/09 (a) (e) (f)	Ba2/BB+	2,080,00	0

	Special Purpose Entity-1.0%
3,000	Borden US Fin. Corp., 6.82%, 7/15/10 (a) (e) (f)	B3/B-	3,142,500
3,000	Pioneer 2002 Ltd., 7.13%, 6/15/06 (a) (d) (e) (f) (g)	Ba3/BB+	3,063,300
			6,205,800
	Telecommunications-6.2%
2,000	Cincinnati Bell Inc., 8.375%, 1/15/14	B3/B-	1,920,000
3,000	Dobson Cellular Systems, Inc. 6.87%, 11/1/11 (a) (e) (f)	B2/B-	3,097,500
5,665	Echostar DBS Corp., 5.25563%, 10/1/08 (f)	Ba3/BB-	5,919,925
20,000	Qwest Communications International Inc., 5.211%-14.00%, 2/15/09-12/15/10 (a) (e) (f)	B3/B	21,700,000
2,000	Rural Cellular Corp., 6.38%, 3/15/10 (a) (e) (f)	B2/B-	2,070,000
2,000	Rural Cellular Corp., 8.25%, 3/15/12 (a) (e)	B2/B-	2,110,000
			36,817,425
	Tobacco-0.9%
1,000	Commonwealth Brands, Inc. 9.71%, 4/15/08 (a) (e) (f)	NR/NR	1,055,000
2,500	Dimon Corp., 7.75%, 6/1/13	B1/BB	2,500,000
1,500	North Atlantic Trading Co., 9.25%, 3/1/12	B2/B+	1,462,500
			5,017,500
	Total Corporate Bonds & Notes (cost-$112,588,557)		114,763,156

	ASSET-BACKED SECURITIES-14.6%
8,693	Ameriquest Mortgage Securities Inc., 2.022%-2.029%, 4/25/34-9/25/34 (f)	Aaa/AAA	8,695,935
4,986	Asset-Backed Funding Certificates Corp., 2.06%, 7/25/34 (f)	Aaa/AAA	4,984,924
2,135	CDC Mortgage Capital Trust, 2.28%, 10/25/33 (f)	Aaa/AAA	2,137,187
8,016	Centex Home Equity Loan Trust, 2.03%-2.22%, 3/25/33-/3/25/34 (f)	Aaa/AAA	8,023,387
2,592	Chec Loan Trust, 2.05%, 7/25/34 (f)	Aaa/AAA	2,593,950
1,307	Citifinancial Mortgage Securities Inc., 2.23%, 1/25/33 (f)	Aaa/AAA	1,308,671
9,761	Countrywide Asset-Backed Securities Inc., 2.09%-2.13875%, 7/25/21-2/25/23 (d) (f)	Aaa/AAA	9,730,733
2,440	Credit-Based Asset Servicing Corp., 2.06%, 8/25/34 (f)	Aaa/AAA	2,440,842
4,714	Credit-Suisse First Boston Mortgage Securities Corp., 2.28%-2.30%, 7/25/32-8/25/32 (f)	Aaa/AAA	4,723,300
2,064	FC CBO, Ser. 1A, 1.98%, 6/3/09 (e) (f)	Ba2/BB-	2,025,263
837	First Franklin Mortgage Loan, 2.05%, 7/25/33 (f)	NR/AAA	837,845
5,237	Fremont Home Loan Trust, 2.08%, 7/25/34	Aaa/AAA	5,234,752
2,544	GS Mortgage Securities Corp., 2.22%, 3/25/34 (f)	Aaa/AAA	2,545,555
2,421	Isles CBO, 2.97%, 10/27/10, Ser. 1, (d) (e) (f)	Ba2/NR	2,137,500
1,056	Jade CBO Ltd., 7.67%, 10/24/11 (d) (e)	B2/NR	846,397
3,576	Long Beach Mortgage Loan Trust, 2.25%-2.33%, 3/25/33-6/25/33 (f)	Aaa/AAA	3,581,018
1,403	Master Asset-Backed Securities Trust, 2.03%, 2/25/34	Aaa/AAA	1,403,667

PIMCO FLOATING RATE INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2004

(unaudited)(continued)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	ASSET-BACKED SECURITIES (continued)
$344	Merrill Lynch CBO, 2.16%, 11/7/06, Ser. 1A (d) (e) (f)	Ca/CC	$144,039
3,000	Nelnet Student Loan Trust, 2.02%, 4/25/11 (f)	Aaa/AAA	2,998,593
8,174	Park Place Securities Inc., 2.08%-2.13%, 10/25/34 (f)	Aaa/AAA	8,173,962
2,456	Residential Asset Mortgage Products, Inc., 2.00%, 9/25/13 (d) (f)	Aaa/AAA	2,453,851
4,808	Terwin Mortgage Trust, 2.06%, 9/25/34 (a) (e) (f)	Aaa/AAA	4,801,203
4,923	Wells Fargo Home Equity Trust, 2.09%, 6/25/19 (f)	Aaa/AAA	4,925,952

	Total Asset-Backed Securities (cost-$86,581,732)		86,748,526

PIMCO FLOATING RATE INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2004

(unaudited)(continued)

Principal
Amount
Shares		Credit Rating
(000)		(Moody’s/S&P)	Value*

	SOVEREIGN DEBT OBLIGATIONS (f)-2.0%
	Brazil-2.1%
12,512	Federal Republic of Brazil, 2.125%, 4/15/09-4/15/12 (cost-$11,174,164)	B2/B+	$11,683,231

	MORTGAGE-BACKED SECURITIES (f)-0.7%
4,091	Mellon Residential Funding Corp., 2.22%, 11/15/31 (cost-$4,091,383)	Aaa/AAA	4,093,454

	PREFERRED STOCK (a) (d) (e) (f) (g)-0.5%
30	Richmond County Cap. Corp., 4.85%, 7/15/08 (cost-$3,068,307)	Na/NR	3,000,000

	SHORT-TERM INVESTMENTS-8.3%
	COMMERCIAL PAPER-4.8%
	Banking-1.5%
5,300	Bank of Ireland, 1.84%, 12/17/04 (e)	Aa3/NR	5,287,539
3,900	Stadshypotek AB, 1.82%, 12/14/04	Aa3/NR	3,891,522
			9,179,061
	Financing-3.0%
2,200	CDC Commercial Paper Corp., 1.67%, 12/10/04	NR/NR	2,196,020
10,000	Ford Motor Credit Corp., 2.52%, 4/8/05	NR/NR	9,889,400
5,500	General Motors Acceptance Corp., 2.404%, 3/22/05	NR/NR	5,448,214
			17,533,634
	Hotels/Gaming-0.2%
1,430	MGM Mirage Inc., 6.625%, 2/1/05	Ba1/BB+	1,451,450

	Miscellaneous-0.1%
600	Danske Corp., 1.79%, 12/20/04, Ser. A.	NR/NR	598,538

	Total Commercial Paper (cost-$28,717,350)		28,762,683

	CORPORATE NOTES-1.3%
	Energy-0.4%
2,500	CMS Energy Corp., 7.625%, 11/15/04	B3/B+	2,500,000

	Miscellaneous-0.5%
3,000	Gemstone Investors Ltd., 7.71%, 10/31/04 (e)	Caa1/CCC+	3,000,000

	Paper-0.4%
2,000	Abitibi-Consolidated Inc., 8.30% 8/1/05	Ba3/BB	2,072,500

	Total Corporate Notes (cost-$7,639,375)		7,572,500

	U.S. TREASURY BILLS (i)-0.3%
1,970	1.53%-1.658%, 12/2/04-12/16/04 (cost-$1,962,477)	Aaa/AAA	1,966,238

	REPURCHASE AGREEMENTS-1.9%
3,110	State Street Bank & Trust Co., dated 10/29/04, 1.40%, due 11/1/04, proceeds:$3,110,363; collateralized by Freddie Mac, 9/15/05, valued at $3,173,373 (cost-$3,110,000)		3,110,000

8,000	United States Treasury, dated 10/29/04, 1.875%, due 11/1/04, proceeds: $8,001,250; collateralized by U.S. Treasury Inflationary Note, 7/15/13, valued at $8,207,606 (cost-$8,000,000)		8,000,000

	Total Repurchase Agreements-(cost-$11,110,000)		11,110,000

	Total Short-Term Investments (cost-$49,429,202)		49,411,421

PIMCO FLOATING RATE INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2004

(unaudited)(continued)

		Value*
Contracts	PUT OPTIONS PURCHASED (h)-0.0%
	Euro Dollar Futures,
314	Strike price $94.00, expires 9/19/05	$1,962
246	Strike price $94.75, expires 12/13/04	1,538

	Germany Federal Republic, 5 year Futures
170	Strike price $105.50, expires 11/23/04	2,162

	Total Put Options Purchased (cost-$7,765)	5,662

	Total Investments (cost-$586,422,616)-100.0%	$593,994,904

(1.) Forward foreign currency contracts outstanding at October 31, 2004:

Purchased:		U.S.$ Value Origination Date	U.S.$ Value October 31, 2004	Unrealized Appreciation (Depreciation)

419,000	Euro Dollors settling 12/9/04	$524,358	$532,940	$8,582
569,894,000	Japenese Yen settling 1/27/05	5,331,344	5,395,511	64,167
Sold:
1,289,000	Euro Dollars settling 12/9/04	1,622,548	1,639,523	(16,975)
				$55,774

(2) Interest rate swap contracts outstanding at October 31, 2004:

Swap Counterparty/ Referenced Debt Obligation	Notional Amount Payable on Default (000)	Termination Date	Payments made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)

Barclay's Bank plc IRS US$	$1,300	12/15/2006	3 Month Libor	4.00%	$15,123

Goldman Sachs IRS US$	5,900	12/15/2009	3 Month Libor	4.00%	(61,728)

Lehman Brothers US$ - LIBOR BBA	3,300	12/15/2024	6.00%	3 Month LIBOR	(248,576)

Lehman Brothers US$ - LIBOR BBA	3,300	12/15/2024	6.00%	3 Month LIBOR	(231,218)

					($526,399)

(c) Credit default swap contracts outstanding at October 31, 2004:

Swap Counterparty/ Referenced Debt Obligation	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received by Fund	Unrealized Appreciation (Depreciation)

Bank of America AES Corp. Credit	$1,000	12/20/2007	1.50%	$(1,282)

Bank of America Allied Waste Credit	600	9/29/2009	2.75%	6,198

Bank of America MCI Credit	875	9/20/2007	4.57%	47,516

Bank of America Williams Credit	875	9/20/2009	2.05%	10,333

Bear Stearns Georgia-Pacific Credit	700	9/20/2009	1.24%	3,802

Bear Stearns Host Marriott Credit	700	9/20/2009	1.95%	(5,842)

Bear Stearns MCI Credit	5,000	9/20/2005	1.75%	47,968

Bear Stearns MGM Credit	1,500	9/20/2009	1.92%	19,125

Bear Stearns Nextel Credit	1,500	12/20/2007	0.95%	4,749

Bear Stearns Royal Carribean Credit	1,500	9/20/2007	1.50%	23,287

Citibank Allied Waste Credit	1,500	9/20/2007	2.18%	9,230

Citibank Crown Cork Credit	1,500	9/20/2007	2.38%	26,480

Citibank Host Marriott Credit	900	9/20/2007	1.90%	(5,958)

Citibank Owens Illinois	3,000	9/20/2007	2.05%	5,783

Citibank Starwood Credit	1,500	9/20/2007	1.20%	12,986

Citibank Williams Credit	1,500	12/20/2006	1.15%	1,650

Credit Suisse AES Credit	900	9/20/2009	3.85%	30,582

Credit Suisse Allied Waste Credit	875	9/20/2009	2.46%	(1,235)

Credit Suisse Delhaize Credit	875	9/20/2009	1.40%	11,994

Credit Suisse SAMI	6,480	9/20/2008	2.45%	33,179

Credit Suisse SAMI	2,460	9/20/2008	2.45%	3,371

Credit Suisse SAMI	4,700	9/20/2008	2.45%	(7,660)

Credit Suisse Teco Credit	900	9/20/2009	2.05%	23,373

Goldman Sachs Echostar Credit	1,000	12/20/2005	0.85%	1,418

Goldman Sachs HCA Inc. Credit	1,000	12/20/2007	0.75%	(11,277)

Goldman Sachs Starwood Credit	$1,000	12/20/2007	1.10%	$4,627

Goldman Sachs Teco Energy Credit	700	9/20/2009	1.69%	7,289

Goldman Sachs TRW Automotive Credit	875	9/20/2009	2.15%	(10,521)

JP Morgan Chase Aes Corp. Credit	1,500	9/20/2007	2.15%	27,775

JP Morgan Chase Echostar Credit	1,000	12/20/2007	1.10%	(5,544)

JP Morgan Chase Electronic Data Credit	1,000	12/20/2007	1.30%	5,044

JP Morgan Chase DowJones CDX	5,000	12/20/2009	3.75%	58,003

JP Morgan Chase DowJones CDX	15,000	12/20/2009	2.60%	(25,984)

JP Morgan Chase JC Penney Credit	2,000	12/20/2007	0.65%	317

JP Morgan Chase Nextel Credit	1,000	12/20/2007	0.95%	3,166

JP Morgan Chase Tenet Healthcare Credit	5,000	12/20/2007	3.20%	27,736

JP Morgan Chase Tenet Healthcare Credit	5,000	12/20/2009	4.15%	6,360

Lehman Brothers Dynegy	3,000	12/20/2009	3 Month LIBOR +400bps	(88,622)

Lehman Brothers Extendicare Credit	2,000	9/20/2009	2.10%	+

Lehman Brothers Extendicare Credit	600	9/20/2009	2.10%	11,590

Lehman Brothers Triton Credit	5,000	6/20/2008	3.00%	(173,814)

Lehman Brothers L-3Com Reval Credit	5,000	12/20/2008	1.50%	194

Lehman Brothers Warner Music Credit	700	9/20/2009	2.87%	+

Merrill Lynch PSEG Energy Credit	3,500	12/4/2006	2.95%	108,478

Merrill Lynch SPX Credit	900	9/20/2009	2.25%	(5,560)

Merrill Lynch Williams Credit	700	9/20/2009	1.71%	(2,034)

Merrill Lynch Williams Credit	3,000	11/15/2004	5.25%	7,840

Morgan Stanley Chesapeake Energy Credit	3,000	12/26/2004	0.40%	(363)

Morgan Stanley Georgia Pacific Credit	900	9/20/2009	1.63%	20,394

UBS AG Dow Jones Credit	22,000	12/20/2009	3.75%	379,423
				$645,564

(4) Futures contracts outstanding at October 31, 2004:

	Notional
	Amount	Expiration	Unrealized
Type	(000)	Date	Appreciation
Long: Financial Futures Euribor December 2004	$243	12/31/2004	$130,498

Financial Futures December 2004	495	12/31/2004	182,160

EuroDollar Futures September 2005	1,100	9/19/2005	98,529

EuroDollar Futures December 2005	300	12/19/2005	21,000
			$432,187

(5) At October 31, 2004, the Fund held the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Commitments

Graham Packaging Term B	$873,510
Houghton Mifflin Co.	2,693,281
Las Vegas Sands Term B	138,892
Spectrasite Comm. Revolver	2,960,001
Tenet Healthcare Corp.	3,280,060
$9,945,744

*                                         Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security, may be fair valued pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available.  The Fund’s investments are valued weekly by an independent pricing service, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales.  The independent pricing service uses information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics for which a secondary market exists.  Senior Loans for which a secondary market does not exist, are valued at fair value by the Fund’s Sub-Adviser, pursuant to procedures approved by the Board of Trustees.  Such procedures may include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan, Exchange traded options futures and options on futures are valued at the settlement price determined by the relevant exchange.  Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.  The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold.  The Fund’s net asset value is determined weekly at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange on the last business day of the week.

+                                         Less than $0.50.

(a)                                  Private Placement. Restricted as to resale and does not have a readily available market.

(b)                                 Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(c)                                  These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to disposition.

(d)                                 Fair-valued security.

(e)                                  144A Security- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

(f)                                    Floating rate security. Interest rate shown is the rate in effect at October 31, 2004.

(g)                                 Illiquid security.

(h)                                 Non-income producing security.

(i)                                     All or partial principal amount segregated as initial margin on futures contracts.

(j)                                     Credit-linked trust certificate.

(k)                                  Unsettled security, coupon rate to be determined on settlement date.

GLOSSARY:

ADR - American Depositary Receipt

CBO - Collateralized Bond Obligation

LIBOR - London Interbank Offered Rate

NR - Not Rated

Item 2. Controls and Procedures

a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Income Fund Inc.

By:	/s/ BRIAN S. SHLISSEL
President & Chief Executive Officer

Date: December 29, 2004

By:	/s/ LAWRENCE G. ALTADONNA
Treasurer, Principal Financial & Accounting Officer

Date: December 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By:	/s/ BRIAN S. SHLISSEL
President & Chief Executive Officer

Date: December 29, 2004

By:	/s/ LAWRENCE G. ALTADONNA
Treasurer, Principal Financial & Accounting Officer

Date: December 29, 2004